Significant Changes in the Current Reporting Period - Additional Information (Details) - Hercules Capital, Inc.	1 Months Ended	3 Months Ended
	Aug. 31, 2020	Sep. 30, 2020
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of principal repayment		In August 2020, the Group amended the terms of the Hercules loan agreement to defer principal repayments to March 2021. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied.
Principal repayment due term	2021-03
Loan Agreement | Top of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term		2022-03